Asset Transfer In (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP 031
Asset Transfer In [Line Items]
Assets transferred in	$ 10,593,182	$ 196,091	$ 0	$ 10,789,273